accounting policy developments	12 Months Ended
Dec. 31, 2025
accounting policy developments
accounting policy developments
2	accounting policy developments
(a)	Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period
●	In December 2024, the International Accounting Standards Board issued Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7, which amended IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments, Disclosures. These amendments, among other matters, will now allow for hedge accounting to be applied in instances where there is variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (for example, the weather). Specifically, if we were to choose to apply hedge accounting, our accounting for the unrealized forward element of our pre-existing virtual power purchase agreements, which were first entered into in 2022, would be affected. The measurement of the fair value of the unrealized forward element of our virtual power purchase agreements is unaffected by the amendments. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted.

In accordance with the permitted transitional provisions, effective January 1, 2025, we have prospectively designated our pre - existing virtual power purchase agreements, which are contracts for differences, as held for hedging and have applied hedge accounting; this will have the effect of including the net change in the unrealized forward element of our virtual power purchase agreements arising on or after January 1, 2025, in the determination of other comprehensive income. The transitional provisions did not permit retrospective designation of our pre-existing virtual power purchase agreements.

The effects on the consolidated statement of income and other comprehensive income line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
Year ended December 31, 2025 (millions except per share amounts)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
OPERATING REVENUES	$20,506	$—	$20,506
OPERATING EXPENSES
Goods and services purchased	7,709	(3)	7,706
Employee benefits expense	5,878	—	5,878
Depreciation	2,454	—	2,454
Amortization of intangible assets	1,605	—	1,605
Impairment of goodwill	500	—	500
	18,146	(3)	18,143
OPERATING INCOME	2,360	3	2,363
Financing costs	1,151	10	1,161
INCOME BEFORE INCOME TAXES	1,209	(7)	1,202
Income taxes	427	(2)	425
NET INCOME	$782	$(5)	$777
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$46	$5	$51
COMPREHENSIVE INCOME	$831	$—	$831
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$1,118	$(5)	$1,113
NET INCOME PER COMMON SHARE
Basic	$0.73	$—	$0.73
Diluted	$0.73	$(0.01)	$0.72

The effects on the consolidated statement of changes in owners’ equity line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
As at December 31, 2025 (millions)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
COMMON EQUITY
Share capital	$14,096	$—	$14,096
Contributed surplus	1,577	—	1,577
Retained earnings	103	(5)	98
Accumulated other comprehensive income (loss)	(1)	5	4
	$15,775	$—	$15,775

The effects on the consolidated statement of cash flows line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
Year ended December 31, 2025 (millions)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
OPERATING ACTIVITIES
Net income	$782	$(5)	$777
Deferred income taxes	(70)	(2)	(72)
Net change in non-cash operating working capital	(112)	7	(105)
All other reconciling items within operating activities	4,266	—	4,266
Cash provided by operating activities	$4,866	$—	$4,866

(b)	Standards, interpretations and amendments to standards and interpretations not yet effective and not yet applied

●	In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:
●	With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);
●	Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures which are used in public communications to share management’s views of various aspects of an entity’s performance and are derived from the statement of income and other comprehensive income;
●	Enhance the requirements for aggregation and disaggregation of financial statement amounts; and
●	Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there may be a limited shift of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily a shift of interest paid from operating activities to financing activities), we do not expect the totality of our financial disclosure to be materially affected by the application of the new standard.

●	In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of: the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is to be de-recognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.